Condensed consolidated statement of changes in shareholders' equity (parenthetical) - $ / shares	1 Months Ended		6 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2025
Condensed consolidated statement of changes in shareholders' equity
Dividends per share	$ 2	$ 1.55	$ 3.55	$ 0.67